Common Stock (Tables)	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
Summary of Shares Common Stock for Future Issuance

As of December 31, 2016, the Company has reserved the following shares of Common Stock for future issuance:

Conversion of Series A Preferred Stock	2,892,193
Conversion of Series A1 Preferred Stock	19,345,272
Conversion of Series A2 Preferred Stock	10,468,842
Conversion of unvested restricted stock awards	562,649
Exercise of options to purchase Common Stock	2,164,776

Total	35,433,732